SEGMENT REPORTING (Schedule of Segment Reporting Infomation by Segment) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Segment Reporting Information [Line Items]
Revenues	$ 170,167		$ 150,318		$ 160,167
Operating income	37,930		29,947		26,583
Assets	76,864		75,961		82,894
Goodwill	5,433		8,043		8,514	[1]
Expenditures for assets	12,576		7,713		13,170
Depreciation and amortization	9,718		11,601		14,503
Impairment of goodwill and intangible assets (2)	4,620	[2]	672	[2]	904	[2]
Location Based Services [Member]
Segment Reporting Information [Line Items]
Revenues	126,951		114,565		120,410
Operating income	38,203		29,604		22,468
Assets	66,300		65,332		72,357
Goodwill	1,730		3,692		4,265	[1]
Expenditures for assets	12,312		7,636		12,982
Depreciation and amortization	9,360		11,471		14,376
Impairment of goodwill and intangible assets (2)	2,816
Wireless Communications Products [Member]
Segment Reporting Information [Line Items]
Revenues	43,216		35,753		39,757
Operating income	(273)		343		4,115
Assets	10,564		10,629		9,547
Goodwill	3,703		4,351		4,249	[1]
Expenditures for assets	264		77		188
Depreciation and amortization	358		130		127
Impairment of goodwill and intangible assets (2)	1,804
Other [Member]
Segment Reporting Information [Line Items]
Revenues
Operating income
Assets					990
Goodwill
Expenditures for assets
Depreciation and amortization
Impairment of goodwill and intangible assets (2)

[1]	The accumulated amount of impairment loss as of January 1, 2012, December 31, 2012 and December 31, 2013 was US$ 1,780,000, US$ 2,452,000 and US$ 5,545,000, respectively.
[2]	See Note 7 and 8.